FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash		$ 24,765	$ 11,713
Long-term Investments	$ 2,667	3,939
Amounts Receivable	820	1,208
Accounts Payable And Accrued Liabilities	5,107	3,260
Due To Related Parties	125	163
MXN [Member]
Statement [Line Items]
Cash	5,711	3,576
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	0	0
Accounts Payable And Accrued Liabilities	(19,447)	(57,604)
Due To Related Parties	0	0
Finance Lease Obligations	0	(1)
Net Exposure	(13,736)	(54,029)
Us Dollar Equivalent	(687)	(2,363)
CDN [Member]
Statement [Line Items]
Cash	283	1,450
Long-term Investments	3,436	4,976
Reclamation Bonds	6	6
Amounts Receivable	115	33
Accounts Payable And Accrued Liabilities	(84)	(211)
Due To Related Parties	(195)	(206)
Finance Lease Obligations	(408)	(394)
Net Exposure	3,153	5,654
Us Dollar Equivalent	$ 2,447	$ 4,054